Related Party Accrued Interest Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Accrued Interest Payable
Related Party Accrued Interest Payable

Note 12. Related Party Accrued Interest Payable

Included in accrued interest payable is amounts due to related parties of approximately $134,000, at June 30, 2022 ($107,000 at December 31, 2021). An additional $136,675 of accrued interest to related parties is included with short and long-term debt and is due to be paid after June 30, 2022.

NOTE 13. - RELATED PARTY ACCRUED INTEREST PAYABLE

Accrued Interest Payable - Included in accrued interest payable is accrued interest payable to related parties of approximately $107,000 at December 31, 2021 ($62,000 - 2020). An additional $116,465 of accrued interest to related parties is due to paid after 2022.